Divestments	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Divestments	DIVESTMENTS
INTELLECTUAL PROPERTY MANAGEMENT BUSINESS
On June 7, 2021, we sold our Intellectual Property Management ("IPM") business, also known as our technology escrow services business, which we predominantly operated in the United States, for total gross consideration of approximately $215,400 (the “IPM Divestment”). As a result of the IPM Divestment, we recorded a gain on sale of approximately $179,000 to Other (income) expense, net, during the year ended December 31, 2021, the substantial majority of which was recorded during the second quarter of 2021, representing the excess of the fair value of the consideration received over the sum of the carrying value of the IPM business.
We have concluded that the IPM Divestment does not meet the criteria to be reported as discontinued operations in our consolidated financial statements, as our decision to divest this business does not represent a strategic shift that will have a major effect on our operations and financial results. Accordingly, the revenues and expenses associated with this business are presented as a component of operating income (loss) in our Consolidated Statements of Operations for the year ended December 31, 2021 through the closing date of the IPM Divestment and for the years ended December 31, 2020 and 2019 and the cash flows associated with this business is presented as a component of cash flows from operations in our Consolidated Statements of Cash Flows for the year ended December 31, 2021 through the closing date of the IPM Divestment and for the years ended December 31, 2020 and 2019.
IRON MOUNTAIN CONSUMER STORAGE
In March 2019, we contributed our customer contracts and certain intellectual property and other assets used by us to operate our consumer storage business in the United States and Canada (the “IM Consumer Storage Assets”) and approximately $20,000 in cash (gross of certain transaction expenses) (the “Cash Contribution”) to a strategic partnership (the “MakeSpace JV”) established by us and MakeSpace Labs, Inc. (“MakeSpace”) pursuant to a transaction which closed on March 19, 2019 (the "Consumer Storage Transaction"). Upon the closing of the Consumer Storage Transaction, the MakeSpace JV owned (i) the IM Consumer Storage Assets, (ii) the Cash Contribution and (iii) the customer contracts, intellectual property and certain other assets used by MakeSpace to operate its consumer storage business in the United States. As part of the Consumer Storage Transaction, we received an initial equity interest of approximately 34% in the MakeSpace JV (the "MakeSpace Investment"). In connection with the Consumer Storage Transaction and the investment in the MakeSpace JV, we also entered into a storage and service agreement with the MakeSpace JV to provide certain storage and related services to the MakeSpace JV (see Note 12).
We have concluded that the divestment of the IM Consumer Storage Assets in the Consumer Storage Transaction does not meet the criteria to be reported as discontinued operations in our consolidated financial statements, as our decision to divest this business does not represent a strategic shift that will have a major effect on our operations and financial results. Accordingly, the revenues and expenses associated with this business are presented as a component of Income (loss) from continuing operations in our Consolidated Statements of Operations for the year ended December 31, 2019 through the closing date of the Consumer Storage Transaction and the cash flows associated with this business are presented as a component of cash flows from continuing operations in our Consolidated Statements of Cash Flows for the year ended December 31, 2019 through the closing date of the Consumer Storage Transaction.
As a result of the Consumer Storage Transaction, we recorded a gain on sale of approximately $4,200 to Other (income) expense, net, in the first quarter of 2019, representing the excess of the fair value of the consideration received over the sum of (i) the carrying value of our consumer storage operations and (ii) the Cash Contribution.